VARIABLE INTEREST ENTITIES - Carrying Value of Non-consolidated VIEs and Maximum Exposure (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 17, 2024
Balance Sheet Exposure
Equity Investments	$ 10,636	$ 9,240
Long-Term Assets of Discontinued Operations (Note 4)	136	12,433
Off-balance sheet
Maximum exposure to loss	10,353	10,103
Payment to reduce company's funding commitment	4,683	4,149	$ 3,433
Subordinated Loan Agreement | Subordinated debt
Off-balance sheet
Funding commitment	228
Bruce Power
Off-balance sheet
Off-balance Sheet potential exposure to guarantees	1,877	1,538
Bruce Power | VIE, not primary beneficiary
Balance Sheet Exposure
Equity Investments	7,043	6,241
Coastal GasLink
Balance Sheet Exposure
Equity Investments	1,006	294
Off-balance sheet
Off-balance Sheet potential exposure to guarantees	265	855
Coastal GasLink | Subordinated Loan Agreement | Subordinated debt | Coastal GasLink
Off-balance sheet
Payment to reduce company's funding commitment	3,137
Line of credit facility, outstanding amount	0	2,520		$ 3,147
Revolving credit facility, borrowing capacity	3,375
Coastal GasLink | Equity Contribution Agreement | Subordinated debt | Coastal GasLink
Off-balance sheet
Revolving credit facility, borrowing capacity	37
Coastal GasLink | VIE, not primary beneficiary
Balance Sheet Exposure
Equity Investments	1,006	294
Pipeline Equity Investments And Other | VIE, not primary beneficiary
Balance Sheet Exposure
Equity Investments	160	166
Long-Term Assets of Discontinued Operations (Note 4)	0	951
Pipeline equity investments
Off-balance sheet
Off-balance Sheet potential exposure to guarantees	2	2
Pipeline equity investments | Discontinued Operations
Off-balance sheet
Off-balance Sheet potential exposure to guarantees	$ 0	$ 56